Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information:
Entity Registrant Name	FINDEX COM INC
Document Type	10-Q
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001089061
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	77,993,935
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3